Expense Example - Nuveen Short Term Municipal Bond Fund	Mar. 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 311
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	617
Expense Example, with Redemption, 10 Years	1,080
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	149
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	608
Nuveen Short Term Municipal Bond Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	806
Expense Example, with Redemption, 10 Years	$ 1,773